Taxation	12 Months Ended
Dec. 31, 2022
Taxation
Taxation
10.	Taxation
Composition of income tax
The following table presents the composition of income tax expenses for the years ended December 31, 2020, 2021 and 2022:

	For the Year Ended December 31,
	2020	2021	2022

	RMB in thousands
Current income tax expenses	48,081	102,715	122,451
Withholding income tax expenses	18,754	14,066	18,189
Deferred tax benefits	(13,466)	(21,492)	(36,495)

Total	53,369	95,289	104,145

a)	Income taxes
Cayman Islands
Under the current laws of the Cayman Islands, the Company and its intermediate holding companies in the Cayman Islands are not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company or its subsidiaries in the Cayman Islands to their shareholders, no withholding tax will be imposed.
British Virgin Islands (“BVI”)
Subsidiaries in the BVI are exempted from income tax on their foreign-derived income in the BVI. There are no withholding taxes in the BVI.
Hong Kong
Hong Kong profits tax has been provided for at the rate of 16.5% on the estimated assessable profits for the years ended December 31, 2020, 2021 and
2022, respectively.
China
The Enterprise Income Tax (“EIT Law”), which became effective on January 1, 2008, applies a uniform enterprise income tax (“EIT”) rate of 25%

to both foreign-invested enterprises (“FIEs”) and domestic companies. Preferential tax treatments will be granted to FIEs or domestic companies which conduct businesses in certain encouraged sectors and to entities otherwise classified as “Software Enterprises”, “Key Software Enterprises”, “Encouraged Enterprises” and/or “High and New Technology Enterprises” (“HNTEs”).
The aforementioned preferential tax rates are subject to annual review by the relevant tax authorities in China. Certain subsidiaries were qualified as HNTEs or Encouraged Enterprises and enjoyed a preferential income tax rate at 15% for the corresponding years from the year they are qualified, respectively, provided that they continue to qualify as HNTEs or Encouraged Enterprises during such periods.

The following table presents a reconciliation of the differences between the statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2020, 2021 and 2022:

	For the Year Ended December 31,
	2020	2021	2022
	%	%	%
Statutory income tax rate	25.00	25.00	25.00
Permanent differences	0.60	(1.19)	6.74
Tax rate difference from statutory rate in other jurisdictions*	(3.90)	(1.43)	(3.19)
Tax effect of preferential tax treatments	(8.29)	(7.94)	(8.91)
Withholding tax	(0.63)	(0.21)	(0.25)
Change in valuation allowance	(14.56)	(15.65)	(20.79)

Effective income tax rate	(1.78)	(1.42)	(1.40)

*	It is primarily due to the tax effect of the Company as a tax-exempt entity incorporated in the Cayman Islands.
As of December 31, 2022, certain entities of the Group had net operating tax loss carry forwards as follows:

RMB in thousands
Loss expiring in 2023	88,466
Loss expiring in 2024	189,744
Loss expiring in 2025	269,421
Loss expiring in 2026	952,055
Loss expiring in 2027 and thereafter	14,406,710
Total	15,906,396

b)	Sales tax
The Group’s majority of
subsidiaries and VIEs incorporated in China are subject to value added tax (“VAT”) for services rendered at a rate of 6% and for goods sold mainly at a rate of 13% depending on their categories in different periods. All entities in China are also subject to surcharges on value-added tax payments in accordance with PRC law. In addition, the Group’s advertising revenues are also subject to culture business construction fee at a rate of 3%, which was reduced to 1.5% since July 1, 2019, valid until December 31, 2024.

c)	Deferred tax assets and liabilities
The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2021 and 2022:

	December 31, 2021	December 31, 2022

	RMB in thousands
Deferred tax assets:
Deferred revenue	143,688	473,200
Accrued expenses and other payables	150,092	112,780
Advertising expenses in excess of deduction limit	130,720	284,205
Net operating tax loss carry forwards	1,662,884	2,684,042
Others	71,048	146,831

Total deferred tax assets	2,158,432	3,701,058

Less: valuation allowance	(2,122,077)	(3,657,467)

Net deferred tax assets	36,355	43,591

Deferred tax liabilities
Acquired intangible assets (Note 25)	(82,191)	(110,923)

Total deferred tax liabilities	(82,191)	(110,923)

Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss or credit carry forwards. The Group evaluates the potential realization of deferred tax assets on an entity-by-entity
basis. As of December 31, 2021 and 2022, valuation allowances were provided against deferred tax assets in entities where it was determined it was more-likely-than-not
that the benefits of the deferred tax assets will not be realized.
The following table sets forth the movement of the aggregate valuation allowances for deferred tax assets for the periods presented:

	Balance at January 1	Re-measurement due to applicable preferential tax rate	Addition	Expiration of loss carry forward and impact of disposal of subsidiaries	Balance at December 31

	RMB in thousands
2020	(537,359)	105	(484,445)	44,366	(977,333)
2021	(977,333)	—	(1,154,342)	9,598	(2,122,077)
2022	(2,122,077)	—	(1,543,301)	7,911	(3,657,467)

d)	Withholding income tax on dividends
The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident
enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company was incorporated, does not have such tax treaty with China. According to the arrangement between mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate that may be lowered to 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The State Administration of Taxation further promulgated Circular 601 on October 27, 2009, which provides that tax treaty benefits will be denied to “conduit” or shell companies without business substance and that a beneficial ownership analysis will be used based on a “substance-over-form” principle to determine whether or not to grant the tax treaty benefits.
To the extent that subsidiaries and VIEs of the Group have undistributed earnings, the Group will accrue appropriate expected withholding tax associated with repatriation of such undistributed earnings. As of December 31, 2021 and 2022, the Group did not record any withholding tax on the retained earnings of its subsidiaries and VIEs in the PRC as most of which were still in accumulated deficit position.